NOTE 3. - MINERAL CLAIMS (Details) (USD $)	0 Months Ended						9 Months Ended
	Apr. 03, 2013	Mar. 25, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	May 31, 2012	Apr. 30, 2013	Jul. 29, 2013	Jul. 31, 2012	Jul. 31, 2011
NOTE 3. - MINERAL CLAIMS (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)	1,500,000	1,000,000	12,644,943	13,181,460	6,456,600
Stock Issued During Period, Value, Acquisitions		$ 10,000			$ 4,142
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00001	$ 0.00001							$ 0.00001	$ 0.00001
Mineral Rights	10,000	177,400					392,400	50,000	63,912
MineralRightsFairValue		167,400
Related Party Transaction, Amounts of Transaction		10,000				59,770	70,000
Charles
NOTE 3. - MINERAL CLAIMS (Details) [Line Items]
Mineral Rights							285,000
MineralRightsFairValue							225,000
Related Party Transaction, Amounts of Transaction							$ 60,000